Fair Value Measurments - Schedule of Fair Value (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	$ 25,743,836,325	$ 21,589,503,782
Participant-directed investments, at fair value	24,105,685	23,003,570
Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	91,408,978	78,829,907
Total Separately Managed Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	9,707,408,691	8,075,799,782
Corporate equities
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	7,695,567,248	6,134,568,486
Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	6,441,435	7,623,277
Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	15,945,018,656	13,434,874,093
Total Government and agency securities
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	1,225,238,404	1,164,600,993
U.S. Treasury and agency securities
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	1,216,763,961	1,154,469,646
Other sovereign government obligations
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	8,474,443	10,131,347
Corporate debt instruments
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	169,674,050	171,927,434
Derivative instruments
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	23,487,554	27,079,592
Participant-directed investments, at fair value	24,105,685	23,003,570
Repurchase agreements
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	587,000,000	570,000,000
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	20,509,553	19,256,791
Level 1 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	43,618,835	78,829,907
Level 1 | Total Separately Managed Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	8,586,851,280	7,034,478,923
Level 1 | Corporate equities
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	7,695,300,418	6,134,331,011
Level 1 | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	4,245,249	3,329,031
Level 1 | Total Government and agency securities
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	868,563,961	878,235,647
Level 1 | U.S. Treasury and agency securities
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	860,796,024	869,592,096
Level 1 | Other sovereign government obligations
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	7,767,937	8,643,551
Level 1 | Corporate debt instruments
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	0	0
Level 1 | Derivative instruments
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	18,741,652	18,583,234
Participant-directed investments, at fair value	20,509,553	19,256,791
Level 1 | Repurchase agreements
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	3,596,132	3,746,779
Level 2 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	47,790,143	0
Level 2 | Total Separately Managed Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	1,120,290,581	1,041,083,384
Level 2 | Corporate equities
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	0	0
Level 2 | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	2,196,186	4,294,246
Level 2 | Total Government and agency securities
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	356,674,443	286,365,346
Level 2 | U.S. Treasury and agency securities
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	355,967,937	284,877,550
Level 2 | Other sovereign government obligations
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	706,506	1,487,796
Level 2 | Corporate debt instruments
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	169,674,050	171,927,434
Level 2 | Derivative instruments
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	4,745,902	8,496,358
Participant-directed investments, at fair value	3,596,132	3,746,779
Level 2 | Repurchase agreements
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	587,000,000	570,000,000
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	0	0
Level 3 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	0	0
Level 3 | Total Separately Managed Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	266,830	237,475
Level 3 | Corporate equities
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	266,830	237,475
Level 3 | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	0	0
Level 3 | Total Government and agency securities
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	0	0
Level 3 | U.S. Treasury and agency securities
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	0	0
Level 3 | Other sovereign government obligations
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	0	0
Level 3 | Corporate debt instruments
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	0	0
Level 3 | Derivative instruments
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	0	0
Participant-directed investments, at fair value	0	0
Level 3 | Repurchase agreements
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held	$ 0	$ 0